FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Interest Rate Risk (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of financial instruments by type of interest rate [line items]
Fixed interest rates under derivative contracts, portion of underlying instrument		$ 250		$ 250
Fixed rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 10,507		$ 11,055
Variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	768		907
Fixed and variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 11,275		$ 11,962